SHARE BASED COMPENSATION - Summary of the non-vested shares activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Non-vested Shares
Outstanding, beginning balance	279,646	106,767	10,000
Granted	225,627	211,977	129,835
Vested	(80,020)	(16,557)	(17,367)
Forfeited	(60,475)	(22,541)	(15,701)
Outstanding, ending balance	364,778	279,646	106,767
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 12.28	$ 14.75	$ 10.82
Granted	5.12	11.20	14.93
Vested	8.53	14.22	14.08
Forfeited	8.01	12.39	14.47
Outstanding, ending balance	$ 9.39	$ 12.28	$ 14.75